Document and Entity Information	Oct. 26, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 26, 2025
Entity Registrant Name	MapLight Therapeutics, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-42914
Entity Tax Identification Number	83-2163243
Entity Address Address Line 1	800 Chesapeake Drive
Entity Address City Or Town	Redwood City
Entity Address State Or Province	CA
Entity Address Postal Zip Code	94063
City Area Code	617
Local Phone Number	984-6300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	MPLT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001770069